INCOME TAXES - Summary of Income Tax (Credit) Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense - current:
Income tax expense - current	$ 11,048	$ 7,110	$ 3,471
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	(11)	360	(1,471)
Income tax expense (credit) expense - deferred:
Income tax expense (credit) expense - deferred	(13,950)	869	(1,762)
Total income tax (credit) expense	(2,913)	8,339	238
Macau Complementary Tax [Member]
Income tax expense - current:
Income tax expense - current	6,402	1,130	676
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	(544)	38	793
Income tax expense (credit) expense - deferred:
Income tax expense (credit) expense - deferred	(9,762)	(900)	(629)
Lump sum in lieu of Macau Complementary Tax on dividends [Member]
Income tax expense - current:
Income tax expense - current	2,367	2,345	2,341
Hong Kong Profits Tax [Member]
Income tax expense - current:
Income tax expense - current	38	64	46
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	(2)	(3)	(2,303)
Income tax expense (credit) expense - deferred:
Income tax expense (credit) expense - deferred	(26)	(341)	(2,554)
Philippine Corporate Income Tax [Member]
Income tax expense - current:
Income tax expense - current	59	5	2
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	(5)	(1)	(6)
Income tax expense (credit) expense - deferred:
Income tax expense (credit) expense - deferred	(3,774)	2,283	1,164
Cyprus Corporate Income Tax [Member]
Income tax expense - current:
Income tax expense - current	0	1,699	0
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	58	0	0
Income tax expense (credit) expense - deferred:
Income tax expense (credit) expense - deferred	(64)	(606)	683
Income Tax in Other Jurisdictions [Member]
Income tax expense - current:
Income tax expense - current	2,182	1,867	406
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	482	326	45
Income tax expense (credit) expense - deferred:
Income tax expense (credit) expense - deferred	$ (324)	$ 433	$ (426)